EQUITY, Regulatory Capital (Details) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Regulatory capital [Abstract]
Capital commitments	S/ 33,452.6	S/ 31,754.6
Increase of capital requirement	S/ 7,731.9	S/ 8,157.0